Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Reconciliation of Net Operating Profit

		2020	2019
	Notes	US$ million	US$ million
Total borrowings	24	1,526.9	1,845.8
Add: Lease liability		429.0	332.9
Less: Cash and cash equivalents	21	886.8	515.0

Net debt		1,069.1	1,663.7
Adjusted EBITDA		1,910.2	1,290.2
Net debt to adjusted EBITDA ratio		0.56	1.29

Reconciliation of profit for the year to adjusted EBITDA:
Profit for the year		745.4	174.7
Mining and income taxation		432.5	175.6
Royalties		105.0	73.7
Finance expense		126.7	102.2
Investment income		(8.7)	(7.3)
Loss on financial instruments		238.9	238.0
Foreign exchange (gain)/loss		(8.6)	5.2
Amortisation and depreciation	2	661.3	610.0
Share-based payments		14.5	20.5
Long-term incentive plan		51.3	9.1
Restructuring costs		2.0	0.6
Silicosis settlement costs		0.3	(1.6)
Impairment, net of reversal of impairment of investments and assets		(50.6)	9.8
Loss/(profit) on disposal of assets		0.2	(1.2)
Share of results of equity accounted investees, net of taxation		2.6	(3.1)
Rehabilitation expense	8	1.5	13.4
Realised loss on derivative contracts		(416.6)	(132.1)
Tarkwa expected credit loss		29.0	—
Salares VAT		(23.9)	—
Other		7.4	2.7

Adjusted EBITDA		1,910.2	1,290.2